Operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Operating Expenses
The nature of the Company's operating expenses from continuing operations include the following:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	2,388	2,081	2,430
Consultants fees	62	—	—
Termination benefits	356	—	—
Post-employment benefits	147	59	78
Share-based compensation costs	462	87	1,051
	3,415	2,227	3,559
Other employees compensation:
Salaries and short-term employee benefits	1,325	3,584	3,574
Termination benefits (note 16)	—	1,806	—
Post-employment benefits	275	441	500
Share-based compensation costs	108	95	31
	1,708	5,926	4,105
Professional fees	6,421	7,153	7,157
Insurance	1,303	949	870
Third-party R&D	498	3,758	11,796
Contracted sales force	256	22	14
Travel	256	831	1,185
Marketing services	176	698	5
Laboratory supplies	139	2	30
Other goods and services	342	162	160
Leasing costs, net of sublease receipts of $121 in 2018, $359 in 2017 and $345 in 2016(2)	344	2,247	1,131
Transaction costs related to share purchase warrants	—	—	56
Depreciation and amortization	60	138	195
Impairment (reversal) losses	—	(44)	85
Operating foreign exchange (gains) losses	17	(72)	39
	9,812	15,844	22,723
	14,935	23,997	30,387
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(1)	Key management includes the Company's executive management team and directors.

(2)	Leasing costs also include changes in the onerous lease provision (note 16 - provisions for restructuring and other costs), other than attributable to the unwinding of the discount.